CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income And Comprehensive Income [Abstract]
Income tax on unrealized gain (loss) on interest rate swaps
Income tax on unrealized (loss) on marketable securities
Income tax (benefit) on unrecognized pension prior service cost and net loss	$ (9)	$ 5